MD&A - Capital management (Detail 2) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Comparison Reconciliation Of IFRS Equity To Swiss SRB Common Equity Tier One Capital [Line Items]
Total equity before the adoption of IFRIC 23			$ 53,103	$ 51,938
Total IFRS equity		$ 54,707	53,092
Equity attributable to non-controlling interests		(174)	(176)
Defined benefit plans, net of tax		(9)	0
Deferred tax assets recognized for tax loss carry-forwards		(6,121)	(6,107)
Deferred tax assets on temporary differences, excess over threshold		(221)	(586)
Goodwill, net of tax	[1]	(6,178)	(6,514)
Intangible assets, net of tax		(195)	(251)
Compensation-related components (not recognized in net profit)		(1,717)	(1,652)
Expected losses on advanced internal ratings-based portfolio less provisions		(495)	(368)
Unrealized (gains) / losses from cash flow hedges, net of tax		(1,260)	(109)
Own credit related to (gains) / losses on financial liabilities measured at fair value that existed at the balance sheet date, net of tax		48	(397)
Prudential valuation adjustments		(104)	(120)
Accruals for proposed dividends to shareholders		(2,628)	(2,648)
Other		(72)	(56)
Total common equity tier 1 capital		35,582	34,119
UBS AG
Comparison Reconciliation Of IFRS Equity To Swiss SRB Common Equity Tier One Capital [Line Items]
Total equity before the adoption of IFRIC 23			52,432	$ 51,429
Total IFRS equity		53,928	$ 52,421
Equity attributable to non-controlling interests		(174)
Defined benefit plans, net of tax		(9)
Deferred tax assets recognized for tax loss carry-forwards		(6,121)
Deferred tax assets on temporary differences, excess over threshold		(226)
Goodwill, net of tax		(6,178)
Intangible assets, net of tax		(195)
Expected losses on advanced internal ratings-based portfolio less provisions		(495)
Unrealized (gains) / losses from cash flow hedges, net of tax		(1,260)
Own credit related to (gains) / losses on financial liabilities measured at fair value that existed at the balance sheet date, net of tax		48
Prudential valuation adjustments		(104)
Accruals for proposed dividends to shareholders		(3,848)
Other		(86)
Total common equity tier 1 capital		35,280
Differences
Comparison Reconciliation Of IFRS Equity To Swiss SRB Common Equity Tier One Capital [Line Items]
Total IFRS equity		779
Equity attributable to non-controlling interests		0
Defined benefit plans, net of tax		0
Deferred tax assets recognized for tax loss carry-forwards		0
Deferred tax assets on temporary differences, excess over threshold		6
Goodwill, net of tax		0
Intangible assets, net of tax		0
Compensation-related components (not recognized in net profit)		(1,717)
Expected losses on advanced internal ratings-based portfolio less provisions		0
Unrealized (gains) / losses from cash flow hedges, net of tax		0
Own credit related to (gains) / losses on financial liabilities measured at fair value that existed at the balance sheet date, net of tax		0
Prudential valuation adjustments		0
Accruals for proposed dividends to shareholders		1,220
Other		14
Total common equity tier 1 capital		$ 302

[1]
Includes goodwill related to significant investments in financial institutions of USD 178 million as of 31 December 2019 (31 December 2018: USD 176 million) presented on the balance sheet line Investments in associates.